Schedule of Unbilled Revenue (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Balance, beginning of year	$ 30	$ 226	$ 226
Increase in unbilled revenue		558	558	226
Revenue billed			(754)
Balance, end of year	$ 30	$ 784	$ 30	$ 226